LEASES - Minimum payments of finance leases (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
LEASES
Minimum finance lease payments payable	$ 935,087	$ 997,511	$ 1,662,501
Future finance charge on finance lease	(86,270)	(263,219)	(516,819)
Minimum finance lease payments payable, at present value	848,817	734,292	1,145,682
Less than 1 year
LEASES
Minimum finance lease payments payable	444,999	418,933	701,025
1 year- 5 years
LEASES
Minimum finance lease payments payable	$ 490,088	$ 578,578	$ 961,476